Note 14 - Stock-based Compensation - Options Exercised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of options exercised (in shares)	432,050
Aggregate fair value	$ 11,057	$ 3,682
Share-based Payment Arrangement, Option [Member]
Number of options exercised (in shares)	432,050
Aggregate fair value	$ 37,890
Intrinsic value	26,833
Amount of cash received	11,057
Tax benefit recognized	$ 2,932